Accounts Receivable, Sales and Allowances - Accrued liabilities for customer deductions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period		$ 63,405,691
Provision		353,111,929
Charges processed	$ (626,777,861)	(339,376,299)
Balance at end of period	91,797,063
Accrued liabilities
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	57,451,038	36,826,498
Provision	39,074,633	52,307,443
Charges processed	(38,081,286)	(31,682,903)
Balance at end of period	58,444,385	57,451,038
Product returns | Accrued liabilities
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	43,299,324	30,340,749
Provision	20,492,281	26,299,811
Charges processed	(15,328,096)	(13,341,236)
Balance at end of period	48,463,509	43,299,324
Government And Managed Care Rebates [Member] | Accrued liabilities
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	14,151,714	6,485,749
Provision	18,582,352	26,007,632
Charges processed	(22,753,190)	(18,341,667)
Balance at end of period	$ 9,980,876	$ 14,151,714